Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
Note 9 - Share-Based Compensation
At December 31, 2022, the following share-based compensation plans existed at the Company: an omnibus incentive plan and a restricted stock/unit plan. The fair value of share grants is primarily based on the closing price of the Company’s stock on the date of grant. All share grants in 2022, including time-lapse restricted stock units and performance shares, occurred under the omnibus incentive plan. The table below shows total share-based plan compensation expense which was recognized in the Consolidated Statements of Income:

	Year Ended December 31,
(Thousands of dollars)	2022	2021	2020
Share-based compensation plan expense, net of related tax benefits	$6,225	$5,747	$4,816
Share-based compensation plan related tax benefits	1,966	1,815	1,521
Omnibus Incentive Plan
The omnibus incentive plan is used to promote the long-term growth and profitability of the Company, including its subsidiaries, by providing directors, employees, and certain other individuals with incentives to increase stockholder value and otherwise contribute to the success of the Company. In addition, the plan enables the Company to attract, retain, and reward the best available persons for positions of responsibility. The omnibus incentive plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, and other equity-based and cash awards. Employees, directors, and consultants who provide services to the Company or any subsidiary may be eligible under this plan. For grants under the omnibus incentive plan, directors continue to immediately vest in the shares upon grant but are provided the option to defer receipt of equity compensation until they leave the Board of Directors.
Performance-based incentive opportunities under the omnibus plan were granted to all officers of Southwest in the form of performance shares and are based, depending on the officer, on consolidated earnings per share, utility net income, and utility return on equity, with an adjustment based on relative total shareholder return, in each case, measured over a three-year performance period. Like other restricted stock/unit programs, shares are restricted based on vesting, and in this case, further subject to future performance determinations against relevant benchmarks. Southwest recorded $2.1 million, $3.4 million, and $2.8 million of estimated compensation expense associated with these shares during 2022, 2021, and 2020, respectively.
Restricted Stock/Units
Restricted stock/units under the restricted stock/unit plan were previously granted to attract, motivate, retain, and reward key employees of the Company with an incentive to attain high levels of individual performance and improved financial performance. The legacy plan was also established to attract, motivate, and retain experienced and knowledgeable directors. As noted above, grants of restricted stock during 2022, were granted under the omnibus incentive plan. All remaining shares under the legacy restricted stock/unit plan (in regard to employees) were issued during 2021; remaining unissued legacy program shares relate solely to directors, and such shares were immediately vested at the time of grant, with distribution to occur when service on the Board ends. No new grants are made under the legacy plan, as all future stock-based incentive compensation, including with regard to restricted stock, is granted under programs of the omnibus incentive plan, which for directors, with advance election, issuance may occur upon grant. Conversely, with regard to management, grants under the omnibus plan are of time-lapse character, with graded vesting (and issuance in the form of common stock) occurring, 40% at the end of year one and 30% at the end of years two and three.
The following table summarizes the activity of the restricted stock/units programs as of December 31, 2022:

(Thousands of shares)	Restricted Stock/ Units (1)	Weighted- average grant date fair value
Nonvested/unissued at December 31, 2021	520	$61.01
Granted	279	66.11
Dividends	10	—
Forfeited or expired	(85)	66.62
Vested and issued (2)	(264)	56.43
Nonvested/unissued at December 31, 2022	460	$64.34
(1)The number of performance shares includes 167,200 granted and 41,100 vested and issued, which was derived by assuming that target performance will be achieved during the relevant performance period.
(2)Includes shares for retiree payouts and those converted for taxes.
The weighted average grant date fair value of all restricted stock/units granted in 2021 and 2020 was $65.38 and $76.85, respectively.
As of December 31, 2022, total compensation cost related to all nonvested omnibus shares not yet recognized is $5.3 million, which is expected to be recognized over a weighted average period of 2.4 years.